Balance Sheet Components (Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Current Liabilities [Line Items]
Legal and professional accruals, including litigation accruals	$ 122,083	$ 232,670
Payroll and employee benefit plan accruals	266,650	221,458
Accrued sales allowances	202,891	147,938
Accrued interest	72,590	74,754
Fair value of financial instruments	29,051	69,493
Other	290,281	249,845
Total other current liabilities	$ 983,546	$ 996,158